Revenue (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Jun. 30, 2024 AED (د.إ)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2022 AED (د.إ)
Revenue (Details) [Line Items]
Revenue	$ 16,080	د.إ 59,044	د.إ 32,796	$ 35,415	د.إ 130,043	د.إ 577,064
3D printing sales [Member]
Revenue (Details) [Line Items]
Revenue	$ 16,080	د.إ 59,044			د.إ 32,796